VALUED ADVISERS TRUST

2960 N. Meridian St.

Suite 300

Indianapolis, Indiana 46208

March 5, 2014

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re: Valued Advisers Trust (“Registrant”) (SEC File Nos. 811-22208 and 333-151672)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Green Owl Intrinsic Value Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 141 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 141 has been filed electronically.

If you have any questions or would like further information, please contact me at (317) 917-7029.

Sincerely,

/s/ Carol J. Highsmith
Carol J. Highsmith
Vice President